CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
NET REVENUES
Total net revenues	¥ 496,877	$ 77,971	¥ 531,980	¥ 583,909
COST OF REVENUES
Total cost of revenues	(339,558)	(53,285)	(387,490)	(388,894)
GROSS PROFIT	157,319	24,686	144,490	195,015
OPERATING EXPENSES
Selling and marketing	(55,468)	(8,704)	(52,355)	(55,721)
General and administrative	(169,994)	(26,676)	(174,283)	(194,417)
Research and development	(14,487)	(2,273)	(5,703)	(3,793)
Impairment loss	10,525	1,652	36,699	38,754
Total operating expenses	(250,474)	(39,305)	(269,040)	(292,685)
OPERATING LOSS	(93,155)	(14,619)	(124,550)	(97,670)
OTHER INCOME (EXPENSE)
Interest income, net	8,971	1,408	9,501	5,379
Foreign exchange gain, net	223	35	980	23
Other income (loss), net	1,657	260	(1,244)	396
Gain from derecognition of liabilities			3,926
Gain on disposal of subsidiaries	12,158	1,908	752
Gain from deregistration of subsidiaries	1,325	208	3,967	1,841
Gain on the bargain purchase			40,273
Gain from fair value change of contingent consideration payable				1,322
Gain on forgiven PPP loan	9,305	1,460
Gain on sale of investment available for sale	2,412	378	3,476	1,200
Total other income	36,051	5,657	61,631	10,161
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(57,104)	(8,962)	(62,919)	(87,509)
Income tax (expense)/benefit	59,108	9,275	(1,062)	(12,917)
NET (LOSS) INCOME	2,004	313	(63,981)	(100,426)
Less: Net loss attributable to non-controlling interests	(998)	(157)	(1,269)	(485)
NET (LOSS) INCOME ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	3,002	470	(62,712)	(99,941)
NET (LOSS) INCOME	2,004	313	(63,981)	(100,426)
OTHER COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Foreign translation adjustments	(711)	(112)	6,234	(2,924)
Unrealized gains on short term investments
Unrealized holding gains arising during period	1,513	237	2,458	2,046
Less: reclassification adjustment for gains included in net income	1,612	253	2,932	1,086
Other comprehensive (loss) income	(810)	(128)	5,760	(1,964)
TOTAL COMPREHENSIVE (LOSS) INCOME	¥ 1,194	$ 185	¥ (58,221)	¥ (102,390)
Net (loss) income per share-basic | (per share)	¥ 0.06	$ 0.01	¥ (1.41)	¥ (2.30)
Net (loss) income per share-diluted | (per share)	¥ 0.06	$ 0.01	¥ (1.41)	¥ (2.30)
Weighted average shares used in calculating basic net (loss) income per share | shares	46,654,853	46,654,853	44,372,326	43,505,175
Weighted average shares used in calculating diluted net (loss) income per share | shares	46,654,853	46,654,853	44,372,326	43,505,175
Consolidated
OTHER INCOME (EXPENSE)
Gain from deregistration of subsidiaries	¥ 1,325	$ 208	¥ 3,967	¥ 1,841
Gain on the bargain purchase			40,273
Educational programs and services
NET REVENUES
Total net revenues	491,979	77,202	525,727	582,706
COST OF REVENUES
Total cost of revenues	(336,381)	(52,786)	(379,571)	(383,635)
Intelligent program and services
NET REVENUES
Total net revenues	4,898	769	6,253	1,203
COST OF REVENUES
Total cost of revenues	(3,177)	(499)	(7,919)	(5,259)
General and administrative
Share-based compensation expense included in:
Share-based compensation expenses	¥ 883	$ 139	¥ 947	¥ 1,624